CVT
Investment Grade Bond Index Portfolio (formerly, Calvert VP Investment Grade Bond Index Portfolio)
March 31, 2024
Schedule of Investments (Unaudited)

Asset-Backed Securities — 0.0%(1)

Security	Principal Amount (000's omitted)	Value
American Express Credit Account Master Trust, Series 2021-1, Class A, 0.90%, 11/15/26	$50	$ 48,549
Total Asset-Backed Securities (identified cost $49,996)		$ 48,549

Commercial Mortgage-Backed Securities — 1.2%

Security	Principal Amount (000's omitted)	Value
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class A5, 3.855%, 5/10/47	$187	$ 187,000
Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class A4, 3.166%, 2/15/48	1,275	1,243,892
Total Commercial Mortgage-Backed Securities (identified cost $1,478,412)		$ 1,430,892

Corporate Bonds — 26.4%

Security	Principal Amount (000’s omitted)	Value
Basic Materials — 0.4%
ArcelorMittal SA, 6.55%, 11/29/27	$150	$ 155,737
Barrick North America Finance LLC, 5.75%, 5/1/43	100	103,422
Dow Chemical Co., 4.375%, 11/15/42	100	85,568
LYB International Finance BV, 5.25%, 7/15/43	100	93,830
		$ 438,557
Communications — 3.5%
AT&T, Inc.:
4.90%, 6/15/42	$200	$ 179,612
5.45%, 3/1/47	1,000	991,221
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.908%, 7/23/25	500	494,050
Comcast Corp.:
2.937%, 11/1/56	98	61,755
4.00%, 3/1/48	50	40,620
4.15%, 10/15/28	100	97,637
Discovery Communications LLC, 4.125%, 5/15/29	200	187,582
Motorola Solutions, Inc., 2.30%, 11/15/30	250	210,000
NBCUniversal Media LLC, 4.45%, 1/15/43	123	109,320
T-Mobile USA, Inc., 3.50%, 4/15/25	250	245,151
Verizon Communications, Inc.:
1.68%, 10/30/30	340	277,130
2.875%, 11/20/50	150	98,055
Walt Disney Co., 5.40%, 10/1/43	100	102,134
WPP Finance 2010, 3.75%, 9/19/24	1,000	989,991
		$4,084,258
Security	Principal Amount (000’s omitted)	Value
Consumer, Cyclical — 1.7%
Choice Hotels International, Inc., 3.70%, 1/15/31	$250	$ 219,270
General Motors Co., 5.00%, 4/1/35	1,000	948,455
Lowe's Cos., Inc., 5.625%, 4/15/53	150	151,665
Starbucks Corp., 3.75%, 12/1/47	250	196,791
VF Corp., 2.95%, 4/23/30	225	185,889
WarnerMedia Holdings, Inc.:
4.279%, 3/15/32	75	67,031
5.141%, 3/15/52	200	166,129
		$1,935,230
Consumer, Non-cyclical — 4.4%
AbbVie, Inc., 3.20%, 11/21/29	$300	$276,519
Alcon Finance Corp., 3.00%, 9/23/29(2)	350	315,968
Anheuser-Busch InBev Finance, Inc., 4.625%, 2/1/44	1,000	921,714
Block Financial LLC, 3.875%, 8/15/30(3)	150	136,342
Bunge Ltd. Finance Corp., 1.63%, 8/17/25	250	236,893
CVS Health Corp., 4.30%, 3/25/28	110	107,380
CVS Pass-Through Trust, 6.036%, 12/10/28	43	43,620
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30	400	354,702
Gilead Sciences, Inc., 3.70%, 4/1/24	100	100,000
Global Payments, Inc., 2.15%, 1/15/27	200	184,623
HCA, Inc., 5.90%, 6/1/53(3)	200	201,264
Kroger Co., 3.875%, 10/15/46	250	193,579
Laboratory Corp. of America Holdings, 2.95%, 12/1/29	100	89,894
Molson Coors Beverage Co., 5.00%, 5/1/42	100	94,772
Pfizer, Inc., 4.40%, 5/15/44	500	458,716
Quanta Services, Inc., 2.90%, 10/1/30	200	175,018
STERIS Irish FinCo UnLtd Co., 3.75%, 3/15/51	100	74,266
Sysco Corp., 5.95%, 4/1/30	250	260,742
Takeda Pharmaceutical Co. Ltd., 3.175%, 7/9/50	400	279,032
Triton Container International Ltd., 2.05%, 4/15/26(2)	300	276,550
Tyson Foods, Inc., 3.95%, 8/15/24	100	99,425
Viatris, Inc., 2.30%, 6/22/27	250	227,087
Zoetis, Inc., 4.70%, 2/1/43	100	91,632
		$5,199,738
Energy — 3.2%
BP Capital Markets America, Inc., 3.633%, 4/6/30(3)	$200	$188,508
Colonial Pipeline Co., 6.58%, 8/28/32(2)	100	106,294
HF Sinclair Corp., 5.875%, 4/1/26	1,000	1,007,112
Shell International Finance BV:
4.125%, 5/11/35	1,350	1,263,536
4.55%, 8/12/43	100	92,978
TransCanada PipeLines Ltd., 4.875%, 1/15/26	1,000	993,670
TransContinental Gas Pipe Line Co. LLC, 4.45%, 8/1/42	100	88,787
		$3,740,885
Financial — 6.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.00%, 10/29/28	$200	$181,070

CVT
Investment Grade Bond Index Portfolio (formerly, Calvert VP Investment Grade Bond Index Portfolio)
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
Financial (continued)
Arthur J Gallagher & Co., 5.75%, 3/2/53	$150	$ 150,644
Bank of America Corp.:
2.592% to 4/29/30, 4/29/31(4)	500	431,252
2.687% to 4/22/31, 4/22/32(4)	200	169,352
4.244% to 4/24/37, 4/24/38(4)	250	225,053
Berkshire Hathaway Finance Corp., 4.30%, 5/15/43	1,000	914,900
Citigroup, Inc.:
4.075% to 4/23/28, 4/23/29(4)	500	478,838
5.50%, 9/13/25	80	79,994
Goldman Sachs Group, Inc.:
2.383% to 7/21/31, 7/21/32(4)	500	410,312
6.75%, 10/1/37	100	109,304
HSBC Holdings PLC, 2.848% to 6/4/30, 6/4/31(4)	400	345,245
Invitation Homes Operating Partnership LP, 2.30%, 11/15/28	250	221,367
JPMorgan Chase & Co.:
3.109% to 4/22/50, 4/22/51(4)	300	208,639
5.717% to 9/14/32, 9/14/33(4)	500	510,162
Kimco Realty OP LLC, 4.45%, 9/1/47	200	163,773
MetLife, Inc., 4.875%, 11/13/43	100	94,019
Morgan Stanley, 5.00%, 11/24/25(5)	150	149,145
NNN REIT, Inc., 5.60%, 10/15/33	100	101,296
Piedmont Operating Partnership LP, 3.15%, 8/15/30	150	117,821
PNC Bank NA, 2.70%, 10/22/29	250	217,203
Prudential Financial, Inc., 5.10%, 8/15/43	1,000	932,017
Simon Property Group LP, 2.65%, 7/15/30	150	131,124
U.S. Bancorp, 3.10%, 4/27/26(3)	250	239,845
Wells Fargo & Co.:
3.196% to 6/17/26, 6/17/27(4)	250	238,776
5.389% to 4/24/33, 4/24/34(4)	250	248,531
Westpac Banking Corp., 3.35%, 3/8/27	200	192,042
		$7,261,724
Industrial — 3.3%
BNSF Funding Trust I, 6.613% to 1/15/26, 12/15/55(4)	$540	$538,354
Boeing Co.:
2.196%, 2/4/26	300	280,988
3.20%, 3/1/29	150	134,096
4.875%, 5/1/25	100	98,904
5.15%, 5/1/30	100	96,800
Canadian Pacific Railway Co., 4.70%, 5/1/48	200	178,607
Carrier Global Corp., 3.577%, 4/5/50	375	279,713
Cummins, Inc., 4.875%, 10/1/43	100	96,308
Deere & Co., 6.55%, 10/1/28	250	267,458
Flex Ltd.:
4.75%, 6/15/25	250	247,144
4.875%, 5/12/30	250	243,397
GATX Corp., 3.25%, 9/15/26	400	382,193
Lennox International, Inc., 1.70%, 8/1/27	300	269,564
Parker-Hannifin Corp., 3.25%, 3/1/27	200	190,722
Roper Technologies, Inc., 2.95%, 9/15/29	250	224,930
Security	Principal Amount (000’s omitted)	Value
Industrial (continued)
RTX Corp., 4.50%, 6/1/42	$100	$ 89,292
United Parcel Service, Inc., 6.20%, 1/15/38	250	276,865
		$ 3,895,335
Technology — 2.3%
Apple, Inc., 3.85%, 5/4/43	$500	$ 433,835
Broadcom, Inc.:
3.137%, 11/15/35(2)	500	404,139
3.419%, 4/15/33(2)	200	173,446
Dell International LLC/EMC Corp., 5.30%, 10/1/29	250	253,148
Intel Corp., 4.875%, 2/10/28	200	200,580
Kyndryl Holdings, Inc., 2.70%, 10/15/28	350	310,134
Oracle Corp.:
2.65%, 7/15/26	150	141,991
3.60%, 4/1/50	400	289,219
TSMC Arizona Corp., 4.25%, 4/22/32	300	292,414
Vmware LLC, 2.20%, 8/15/31	200	162,839
		$2,661,745
Utilities — 1.4%
DTE Electric Co., 2.25%, 3/1/30	$300	$260,216
Duke Energy Corp., 3.15%, 8/15/27	500	470,999
PacifiCorp, 4.10%, 2/1/42	100	80,203
Public Service Electric and Gas Co., 3.95%, 5/1/42	1,000	845,640
		$1,657,058
Total Corporate Bonds (identified cost $33,855,730)		$30,874,530

Sovereign Government Bonds — 0.4%

Security	Principal Amount (000’s omitted)	Value
Mexico Government International Bonds, 5.55%, 1/21/45(3)	$500	$ 466,382
Total Sovereign Government Bonds (identified cost $497,800)		$ 466,382

Taxable Municipal Obligations — 0.8%

Security	Principal Amount (000's omitted)	Value
General Obligations — 0.8%
New York City, NY, 3.60%, 8/1/28	$1,000	$ 962,090
Total Taxable Municipal Obligations (identified cost $995,379)		$ 962,090

CVT
Investment Grade Bond Index Portfolio (formerly, Calvert VP Investment Grade Bond Index Portfolio)
March 31, 2024
Schedule of Investments (Unaudited) — continued

U.S. Government Agencies and Instrumentalities — 3.5%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Banks, 0.50%, 4/14/25	$1,000	$ 953,377
Federal Home Loan Mortgage Corp.:
6.25%, 7/15/32(3)	850	966,780
6.75%, 3/15/31	1,000	1,145,833
Federal National Mortgage Association, 0.875%, 8/5/30(3)	1,200	972,170
Total U.S. Government Agencies and Instrumentalities (identified cost $4,343,849)		$ 4,038,160

U.S. Government Agency Mortgage-Backed Securities — 26.4%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
2.00%, with various maturities to 2052	$6,659	$ 5,375,242
2.50%, with various maturities to 2051	2,220	1,926,258
3.00%, with various maturities to 2052	1,267	1,106,918
3.50%, with various maturities to 2048	365	340,634
4.00%, with various maturities to 2052	708	665,490
4.50%, with various maturities to 2044	496	484,558
5.00%, with various maturities to 2040	372	373,710
6.00%, with various maturities to 2040	29	29,581
6.50%, 10/1/37	12	12,746
Federal National Mortgage Association:
1.50%, 9/1/35	488	426,050
2.00%, with various maturities to 2051	4,594	3,785,301
2.50%, with various maturities to 2052	4,386	3,745,475
3.00%, with various maturities to 2052	4,761	4,201,412
3.50%, with various maturities to 2052	3,051	2,783,731
4.00%, with various maturities to 2047	1,103	1,045,347
4.50%, with various maturities to 2044	778	761,911
5.00%, with various maturities to 2034	37	37,900
5.50%, with various maturities to 2038	169	171,767
5.706%, (1 yr. RFUCCT + 1.456%), 9/1/38(6)	42	42,506
6.00%, with various maturities to 2038	144	148,642
6.50%, with various maturities to 2036	22	23,372
Government National Mortgage Association:
2.50%, with various maturities to 2052	2,612	2,216,706
3.00%, 3/20/51	314	278,294
4.00%, with various maturities to 2042	483	461,734
4.50%, 7/20/33	43	42,162
5.00%, with various maturities to 2039	194	194,272
5.50%, 7/20/34	23	22,888
6.00%, with various maturities to 2038	125	129,774
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $35,541,486)		$30,834,381

U.S. Treasury Obligations — 39.6%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
1.125%, 8/15/40	$500	$ 309,668
1.375%, 8/15/50	1,000	528,398
1.625%, 11/15/50	800	452,125
1.875%, 2/15/51	1,600	964,375
2.00%, 8/15/51	800	495,906
2.25%, 8/15/49	650	433,659
2.375%, 5/15/51	875	594,282
2.50%, 2/15/45	1,000	731,582
3.00%, 5/15/47	1,000	785,859
3.125%, 11/15/41	1,000	840,449
3.125%, 8/15/44	1,600	1,310,906
3.125%, 5/15/48	750	600,073
3.75%, 11/15/43	1,400	1,266,863
3.875%, 8/15/40	500	472,148
4.375%, 5/15/41	700	698,920
U.S. Treasury Notes:
0.375%, 4/30/25	800	761,563
0.375%, 11/30/25	2,000	1,861,016
0.375%, 1/31/26	1,500	1,387,090
0.375%, 7/31/27	300	263,203
0.50%, 8/31/27	750	658,989
0.625%, 5/15/30	300	242,356
0.625%, 8/15/30	1,000	801,055
0.875%, 11/15/30	250	202,412
1.125%, 2/29/28	500	442,998
1.125%, 8/31/28	200	174,922
1.125%, 2/15/31	1,100	902,301
1.25%, 4/30/28	1,950	1,729,178
1.25%, 9/30/28	150	131,643
1.25%, 8/15/31	1,300	1,059,221
1.50%, 8/15/26	200	186,422
1.50%, 11/30/28	1,350	1,194,328
1.50%, 2/15/30	1,400	1,203,945
1.625%, 9/30/26	800	746,344
1.75%, 1/31/29	350	312,245
1.875%, 7/31/26	1,500	1,412,051
2.00%, 2/15/25	1,500	1,460,189
2.125%, 9/30/24	2,750	2,708,252
2.25%, 11/15/24	2,000	1,963,809
2.25%, 3/31/26(3)	1,000	955,117
2.25%, 2/15/27	2,400	2,259,750
2.25%, 11/15/27	2,850	2,651,558
2.625%, 2/15/29	1,000	929,180
2.75%, 8/15/32	825	740,083
2.875%, 5/15/28	425	402,272

CVT
Investment Grade Bond Index Portfolio (formerly, Calvert VP Investment Grade Bond Index Portfolio)
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes: (continued)
2.875%, 8/15/28	$300	$ 283,336
2.875%, 5/15/32	1,075	976,234
3.00%, 7/15/25	600	586,031
3.125%, 11/15/28	1,150	1,095,555
3.50%, 2/15/33	650	615,723
3.75%, 5/31/30	650	633,115
3.875%, 3/31/25	300	296,628
3.875%, 12/31/29	100	98,207
4.125%, 11/15/32	1,175	1,167,174
4.50%, 11/15/33	300	306,727
Total U.S. Treasury Obligations (identified cost $51,185,430)		$46,287,435

Short-Term Investments — 3.4%
Affiliated Fund — 0.9%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(7)	1,065,171	$ 1,065,171
Total Affiliated Fund (identified cost $1,065,171)		$ 1,065,171
Securities Lending Collateral — 2.5%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.34%(8)	2,920,801	$ 2,920,801
Total Securities Lending Collateral (identified cost $2,920,801)		$ 2,920,801
Total Short-Term Investments (identified cost $3,985,972)		$ 3,985,972
Total Investments — 101.7% (identified cost $131,934,054)		$118,928,391
Other Assets, Less Liabilities — (1.7)%		$ (2,006,247)
Net Assets — 100.0%		$116,922,144

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Amount is less than 0.05%.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2024, the aggregate value of these securities is $1,276,397 or 1.1% of the Fund's net assets.
(3)	All or a portion of this security was on loan at March 31, 2024. The aggregate market value of securities on loan at March 31, 2024 was $3,677,940 and the total market value of the collateral received by the Fund was $3,794,972, comprised of cash of $2,920,801 and U.S. government and/or agencies securities of $874,171.
(4)	Security converts to variable rate after the indicated fixed-rate coupon period.
(5)	Represents an investment in an issuer that is deemed to be an affiliate.
(6)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at March 31, 2024.
(7)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2024.
(8)	Represents investment of cash collateral received in connection with securities lending.

Abbreviations:
RFUCCT	– FTSE USD IBOR Consumer Cash Fallbacks Term

CVT
Investment Grade Bond Index Portfolio (formerly, Calvert VP Investment Grade Bond Index Portfolio)
March 31, 2024
Schedule of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at March 31, 2024.
Affiliated Investments
At March 31, 2024, the value of the Fund's investment in affiliated issuers and in funds that may be deemed to be affiliated was $1,214,316, which represents 1.0% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended March 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Corporate Bonds
Morgan Stanley, 5.00%, 11/24/25	$ 149,878	$ —	$ —	$ —	$(607)	$ 149,145	$ 1,749	$ 150,000
Short-Term Investments
Liquidity Fund, Institutional Class(1)	1,338,640	5,478,682	(5,752,151)	—	—	1,065,171	14,924	1,065,171
Total				$ —	$(607)	$1,214,316	$16,673

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of March 31, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$48,549	$ —	$48,549
Commercial Mortgage-Backed Securities	—	1,430,892	—	1,430,892
Corporate Bonds	—	30,874,530	—	30,874,530
Sovereign Government Bonds	—	466,382	—	466,382
Taxable Municipal Obligations	—	962,090	—	962,090
U.S. Government Agencies and Instrumentalities	—	4,038,160	—	4,038,160
U.S. Government Agency Mortgage-Backed Securities	—	30,834,381	—	30,834,381
U.S. Treasury Obligations	—	46,287,435	—	46,287,435
Short-Term Investments:
Affiliated Fund	1,065,171	—	—	1,065,171
Securities Lending Collateral	2,920,801	—	—	2,920,801
Total Investments	$3,985,972	$114,942,419	$ —	$118,928,391
Name Change
Effective May 1, 2024, the name of the Fund was changed from Calvert VP Investment Grade Bond Index Portfolio.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.